Accounts and Other Receivables (Tables)	12 Months Ended
Aug. 31, 2021
Accounts and Other Receivables
Tabular disclosure of accounts and other receivable.
	August 31	August 31
	2021	2020
	$	$
Trade and deposits receivable	16,553	82,492
Territory license fee receivable	-	143,500
Sale of assets - shares receivable	278,107	-
Sales tax receivable	47,741	87,933
	342,401	313,925